Operating facility and loan and derivative assets and liabilities - Operating Facility And Loan (Details) $ in Thousands, $ in Thousands							12 Months Ended
	Jun. 28, 2022 USD ($) item	Mar. 28, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020	Jan. 21, 2020 USD ($) bank	Oct. 18, 2019 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Apr. 06, 2023 USD ($)	Apr. 05, 2023 USD ($)	Mar. 31, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Drew down amount							$ 13,900	$ 45,000
Borrowings, non-current							83,125	86,925
Interest costs							5,897	2,635
Repayments of borrowings							17,700	15,338
Interest rate swaps
Disclosure of detailed information about borrowings [line items]
Derivative, credit swap term					5 years
Derivative, number of banks | bank					2
Derivative, credit swap amount per each bank					$ 8,700
Interest rate swaps | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Derivative, credit swap term				5 years	5 years
New term loan facility
Disclosure of detailed information about borrowings [line items]
Drew down amount						$ 34,800
Borrowings repayable amount						$ 1,450
Borrowings repayable term						5 years
Borrowings							13,050	18,850
Borrowings, current							5,800	5,800
Borrowings, non-current							7,250	13,050
New term loan facility | Interest rate swaps
Disclosure of detailed information about borrowings [line items]
Derivative, number of banks | bank					2
Derivative, credit swap amount per each bank					$ 8,700
Amended term loan facility
Disclosure of detailed information about borrowings [line items]
Drew down amount							0	45,000
Amended term loan facility | NetFortris
Disclosure of detailed information about borrowings [line items]
Drew down amount		$ 45,000
Borrowings, current							3,150	3,150
Borrowings, non-current							37,912	41,063
Quarterly payments		$ 1,875
Number of quarterly repayments | item	12
First twelve quarterly payments amount	$ 788
Quarterly payments thereafter	$ 2,963
Amended term loan facility | Star2Star
Disclosure of detailed information about borrowings [line items]
Drew down amount			$ 52,500
Borrowings, current							8,750	8,750
Borrowings, non-current							24,063	32,812
Maximum offset amount of unrestrained funds			10,000
Quarterly payments			2,188
Committed swingline credit facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity									$ 5,000	$ 1,500
Committed swingline credit facility | Star2Star
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			1,500								$ 2,000
Committed revolving credit facility
Disclosure of detailed information about borrowings [line items]
Drew down amount							13,900	0
Maximum borrowing capacity									$ 20	$ 6
Committed revolving credit facility | Star2Star
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 6,000								$ 8,000
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Drew down amount							$ 13,900	$ 0